Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes

The components of provision for income taxes for all years presented were as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current tax provision:
Federal	$—	$—	$—
State	2	2	2
Deferred tax provision:	—	—	—
Federal	—	—	—

State	$2	$2	$2

Reconciliation of Statutory Federal Income Tax Rate to Actual Tax Rate

A reconciliation of the statutory federal income tax rate of 34% to the actual tax rate is as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Tax computed at the statutory U.S. federal income tax rate	$(2,026)	$(1,486)	$(2,008)
Net operating loss carrryforwards	1,938	1,376	1,488
Stock-based compensation	79	109	517
Other	11	3	5

	$2	$2	$2

Company's Deferred Tax Assets Components

The components of the Company’s deferred tax assets were as follows (in thousands):

	Year Ended December 31,
	2011	2012
Assets:
Net operating loss carryforwards	$20,978	$22,331
Stock based compensation	378	663
Other	517	497

Gross deferred tax assets	21,873	23,491
Valuation allowance	(21,873)	(23,458)

Total deferred tax assets	—	33
Liabilities:
Property, equipment and software, net	—	(33)

Net deferred tax assets	$—	$—